Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 44,677	$ 25,469
Prepaid expenses, deposits and receivables	1,702	1,479
Total current assets	46,379	26,948
Non-current assets:
Property, plant and equipment, net	475	245
Right-of-use assets, net	1,262	867
Patent rights, net	1,966	1,778
Total non-current assets	3,703	2,890
Total assets	50,082	29,838
Current liabilities:
Accounts payable and accrued liabilities	4,062	4,528
Current portion of lease liabilities	335	166
Note payable	2,134	1,885
Warrant derivative liability	17,035	36,317
Total current liabilities	23,566	42,896
Long-term lease liabilities	1,071	751
Total Liabilities	24,637	43,647
Shareholders' equity (deficit)
Share capital	262,345	214,148
Contributed surplus - Warrant reserve	13,385	1,671
Contributed surplus	13,033	9,401
Deficit	(263,318)	(239,029)
Shareholders' equity (deficit)	25,445	(13,809)
Total liabilities and Shareholders' equity (deficit)	$ 50,082	$ 29,838